DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Summary of estimated useful lives of our property and equipment

The estimated useful lives of our property and equipment are as follows:

Internally developed software	2 years
Software implementation costs	Lesser of 3 years or contract term
Computers	2 years
Security systems	1 year
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or lease term
Office equipment	3 years